[front cover]

AMERICAN CENTURY
Annual Report

[photo of rowers]

Prime Money Market

February 28, 2002                 [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     The fiscal year ended February 28, 2002, saw historic political, economic, and financial events that created an atmosphere of increased caution and uncertainty for U.S. citizens and investors. In particular, September 11 changed
Americans' perception of the world and our place in it, as well as pushing an already weak economy into recession for the first time in a decade.

     But as tumultuous as conditions  have been in the last twelve months, they could have been much worse. September 11 reawakened America's "can do"
spirit, triggering a flurry of activity that propped up the financial markets and the economy. For its part, the Federal Reserve cut interest rates to the lowest level in 40 years to boost the economy. Those changes appear to have helped us shake off recession, and have been good news for the U.S. equity market, which rebounded strongly.

     Amid all this turmoil, nothing has changed here at American Century from an investment policy standpoint. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions. Those strategies helped Prime Money Market provide shareholders stability of principal as well as better-than-average yields and returns (see pages 2 and 3). Nevertheless, income-oriented investors have seen their dividends fall along with interest rates in the last year.

     Turning to administrative matters, we're in the process of streamlining our funds' annual and semiannual reports to deliver the important investment information you need more efficiently and cost-effectively. We're putting increasing emphasis on quarterly fund commentaries, which should be available on our Web site (www.americancentury.com) within three weeks after each calendar quarter end (3/31, 6/30, 9/30, and 12/31). Quarterly reporting on the Web--in addition to the annual and semiannual report mailings--should provide you with more frequent and timely information.

     And as always, we appreciate your continued confidence in American Century, especially during these turbulent times.

Sincerely,

/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

Table of Contents

PRIME MONEY MARKET
   Performance Information .................................................   2
   Performance Review ......................................................   3
   Portfolio Composition
      by Credit Rating .....................................................   3
   Portfolio Composition
      by Maturity ..........................................................   3
   Schedule of Investments .................................................   4
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ..........................................................   7
   Statement of Operations .................................................   8
   Statement of Changes
      in Net Assets ........................................................   9
   Notes to Financial
      Statements ...........................................................  10
   Financial Highlights ....................................................  12
   Report of Independent
      Accountants ..........................................................  14
OTHER INFORMATION
   Management ..............................................................  15
   Share Class and Retirement
      Account Information ..................................................  17
   Background Information
      Investment Philosophy
         and Policies ......................................................  18
      Lipper Rankings ......................................................  18
      Credit Rating
         Guidelines ........................................................  18
     Investment Team
         Leaders ...........................................................  18
   Glossary ................................................................  19

                                                  www.americancentury.com      1

Prime Money Market --Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 2002

                             INVESTOR CLASS (INCEPTION 11/17/93)                     ADVISOR CLASS (INCEPTION 8/28/98)
                  PRIME       90-DAY TREASURY     LIPPER MONEY MARKET FUNDS(2)           PRIME       90-DAY TREASURY
               MONEY MARKET     BILL INDEX      AVERAGE RETURN   FUND'S RANKING       MONEY MARKET     BILL INDEX
========================================================================================================================
6 MONTHS(1) ..... 1.06%           0.97%             0.87%        70 OUT OF 389           0.93%            0.97%
1 YEAR .......... 3.16%           2.85%             2.77%        70 OUT OF 384           2.90%            2.85%
========================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ......... 4.70%           4.55%             4.38%        67 OUT OF 319           4.44%            4.55%
5 YEARS ......... 4.89%           4.72%             4.60%        50 OUT OF 253            --               --
LIFE OF FUND .... 4.95%           4.82%(3)          4.65%(3)     23 OUT OF 172(3)        4.47%            4.54%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

(4) Since 8/31/98, the date nearest the class's inception for which data are available.

See pages 17-19 for information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                                  AS OF 2/28/02
NET ASSETS                        $2.8 BILLION
                           2/28/02           2/28/01
WEIGHTED AVERAGE
   MATURITY                64 DAYS           52 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)          0.60%             0.60%

Investment terms are defined in the Glossary on pages 19-20.

YIELDS AS OF FEBRUARY 28, 2002
                                 INVESTOR CLASS
7-DAY CURRENT YIELD                  1.49%
7-DAY EFFECTIVE YIELD                1.50%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

2      1-800-345-2021

Prime Money Market--Performance Review
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY--YEAR ENDED FEBRUARY 28

     The fund outperformed the average money market fund tracked by Lipper Inc., adding another solid year to its long-term track record.* Prime Money Market's five-year and life-of-fund average annual returns ranked in the top fifth of the
Lipper group. (See the previous page for more details.)

     The fund's higher yield helped it outperform the peer group. As of February
28, Prime Money Market's seven-day effective yield of 1.50% was well above the
1.18% average yield of the Lipper group.

LOW EXPENSES MATTERED

     Prime Money Market's lower-than-average expense ratio helped the fund more than ever relative to the peer group. All else being equal, lower expenses mean higher yields for shareholders. Lower expenses were particularly advantageous this year because the  low-yield environment meant that high expenses cut even more deeply into shareholders' income.

ECONOMIC & MARKET CONDITIONS

     The Federal Reserve (the Fed) responded to last year's economic weakness by cutting interest rates at the most aggressive pace in recent history. By August, the economy seemed to be improving, but the events of September 11 prompted the
Fed to initiate another round of interest rate cuts. During the period, the Fed lowered its federal funds rate target from 5.5% to a 40-year low of 1.75%.
Prime's yield followed suit, declining from around 5.3% to about 1.5%.

     Another consequence of the economic slowdown was a drop-off in issuance of commercial paper (defined on page 19). Many companies chose to manage their debt with long-term financing rather than short-term funding. At the same time, the government increased issuance of Treasury bills. Those supply dynamics reduced the yield advantage of commercial paper.

      The economy started to improve at the end of 2001 and continued to gain steam into 2002. As a result, the market began to anticipate that the Fed would raise interest rates. Longer-term money market yields fluctuated significantly toward the end of the period, as the market tried to divine the future of interest rates.

INVESTMENT STRATEGY

     In response to the September 11 events and the Fed's rate cuts, the management team cut back on commercial paper holdings when yields became  less attractive. Instead of commercial paper, the management team bought one-year CDs and other longer-term money market securities with more attractive rates.

     When rate expectations changed later in the period, the management team used the market's movements to boost the fund's yield without making a big commitment to locking in rates.

OUTLOOK--HIGHER YIELDS

     The market expects the Fed to raise overnight lending rates to around 3.5%
by the end of the year, but the management team thinks the Fed's rate hikes will be more modest. If the Fed raises rates, that should eventually translate into higher yields for money market securities. Instead of timing when the Fed might raise interest rates, the team will look for relative value opportunities to lock in yields as rate expectations change.

* All fund returns and yields referenced in this interview are for Investor
  Class shares.

[right margin]

PORTFOLIO COMPOSITION
BY CREDIT RATING
                         % OF FUND INVESTMENTS
                           AS OF        AS OF
                          2/28/02      8/31/01
A-1+                        72%          70%
A-1                         28%          30%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page
18 for more information.

PORTFOLIO COMPOSITION
BY MATURITY
                        AS OF FEBRUARY 28, 2002
1-30 DAYS                         45%
31-90 DAYS                        34%
91-180 DAYS                       12%
MORE THAN 181 DAYS                 9%

[pie chart]

                        AS OF AUGUST 31, 2001
1-30 DAYS                         49%
31-90 DAYS                        30%
91-180 DAYS                       12%
MORE THAN 181 DAYS                 9%

[pie chart]

Investment terms are defined in the Glossary on pages 19-20.

                                                  www.americancentury.com      3

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 61.5%
             $  20,000,000  American Family Financial
                                Services, Inc., 1.84%-1.85%,
                                5/2/02-5/17/02                    $   19,926,471
                53,164,000  Amstel Funding Corp.,
                                1.84%-2.18%,
                                4/12/02-7/11/02
                                (Acquired 11/9/01-1/10/02,
                                Cost $52,693,366)(2)                  52,958,150
                20,000,000  Archer-Daniels-Midland Co.,
                                1.77%, 3/13/02 (Acquired
                                12/14/01, Cost
                                $19,912,483)(2)                       19,988,200
                82,000,000  Black Forest Funding Corporation,
                                1.82%-1.85%,
                                3/8/02-5/3/02 (Acquired
                                2/4/02-2/20/02, Cost
                                $81,801,923)(2)                       81,882,919
                30,000,000  Commerzbank U.S. Finance,
                                2.59%, 3/20/02                        29,958,991
               100,000,000  Corporate Receivables Corp.,
                                1.72%-1.82%,
                                3/27/02-4/10/02 (Acquired
                                1/10/02-2/1/02, Cost
                                $99,664,200)(2)                       99,844,689
                60,000,000  Countrywide Home Loans, Inc.,
                                1.84%-1.85%,
                                3/25/02-3/26/02                       59,924,354
                86,000,000  Credit Suisse First Boston Inc.,
                                2.25%-2.30%,
                                4/11/02-4/17/02 (Acquired
                                10/11/01-10/16/01, Cost
                                $85,017,706)(2)                       85,752,463
                12,000,000  Crown Point Capital Co., 1.85%,
                                5/7/02 (Acquired 2/28/02,
                                Cost $11,958,067)(2)                  11,958,683
                60,000,000  CXC LLC, 1.80%-1.82%,
                                3/15/02-5/22/02 (Acquired
                                12/7/01-2/15/02, Cost
                                $59,706,933)(2)                       59,889,089
                87,000,000  Dakota Certificates (Citibank),
                                1.75%-1.82%,
                                3/14/02-4/19/02 (Acquired
                                1/24/02-2/19/02, Cost
                                $86,790,619)(2)                       86,903,745
                53,000,000  Danske Corporation,
                                1.85%-2.21%,
                                4/11/02-7/8/02                        52,730,898
                40,000,000  Deutsche Bank Financial LLC,
                                1.71%, 3/28/02                        39,948,700
                13,000,000  Dexia Delaware LLC, 1.81%,
                                6/3/02                                12,938,560
                15,000,000  Diageo plc, 2.55%, 3/19/02
                                (Acquired 9/19/01, Cost
                                $14,807,688)(2)                       14,980,875
               131,650,000  Emerald Certificates,
                                1.73%-1.91%,
                                3/6/02-5/28/02 (Acquired
                                12/4/01-2/28/02, Cost
                                $131,045,743)(2)                     131,400,296

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  40,000,000  Falcon Asset Securities Corp.,
                                1.80%, 3/27/02 (Acquired
                                2/20/02, Cost $39,930,000)(2)     $   39,948,000
                64,500,000  Fortis Funding LLC,
                                1.88%-2.25%,
                                4/12/02-7/8/02 (Acquired
                                10/16/01-1/4/02, Cost
                                $63,847,859)(2)                       64,171,802
                23,000,000  General Electric Capital Corp.,
                                2.72%, 3/18/02                        22,970,458
                32,100,000  General Re Corp., 1.75%-1.80%,
                                5/13/02-5/22/02                       31,978,768
                60,000,000  Govco Inc., 1.80%,
                                4/26/02-5/8/02 (Acquired
                                2/11/02-2/14/02, Cost
                                $59,768,250)(2)                       59,817,000
                68,000,000  Halogen Capital Co. LLC,
                                1.77%-1.81%,
                                3/19/02-4/12/02 (Acquired
                                1/11/02-2/14/02, Cost
                                $67,781,682)(2)                       67,888,854
                25,000,000  ING Funding LLC, 1.82%,
                                5/2/02                                24,921,639
                84,818,000  Lexington Parker Capital,
                                1.85%-2.26%,
                                4/17/02-7/25/02 (Acquired
                                10/18/01-2/7/02, Cost
                                $84,128,748)(2)                       84,411,510
                13,000,000  Nestle Capital Corp., 1.73%,
                                4/9/02 (Acquired 12/12/01,
                                Cost $12,926,283)(2)                  12,975,636
                33,000,000  Nestle Capital Corp., 2.21%,
                                4/24/02                               32,890,605
                93,000,000  Newcastle Certificates,
                                1.81%-1.82%,
                                3/18/02-4/5/02 (Acquired
                                2/15/02-2/26/02, Cost
                                $92,837,734)(2)                       92,881,106
                36,636,000  Old Line Funding Corp.,
                                1.80%-1.81%,
                                3/15/02-4/18/02 (Acquired
                                12/31/01-2/26/02, Cost
                                $36,530,885)(2)                       36,564,821
                25,000,000  Pemex Capital Inc., 1.79%,
                                3/27/02                               24,967,681
                90,000,000  Spintab-Swedmortgage AB,
                                1.90%-2.03%,
                                3/4/02-3/8/02                         89,974,778
                50,000,000  Stadshypotek Deleware, Inc.,
                                1.98%, 8/5/02 (Acquired
                                2/1/02, Cost $49,503,507)(2)          49,569,340
                43,000,000  Tannehill Capital Co. LLC, 1.84%,
                                5/20/02 (Acquired
                                2/19/02-2/21/02, Cost
                                $42,802,978)(2)                       42,823,956
                80,000,000  WCP Funding Inc.,
                                1.72%-1.75%,
                                3/4/02-3/13/02 (Acquired
                                1/10/02-1/24/02, Cost
                                $79,803,389)(2)                       79,975,332
                                                                  --------------
TOTAL COMMERCIAL PAPER                                             1,719,718,369
                                                                  --------------

4      1-800-345-2021                          See Notes to Financial Statements

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 13.9%
             $  34,100,000  FHLB, VRN, 1.99%, 3/5/02,
                                resets weekly off the 3-month
                                T-Bill rate plus 0.22% with
                                no caps                           $   34,098,127
                50,000,000  FHLB, VRN, 1.71%, 3/21/02,
                                resets monthly off the 1-month
                                LIBOR minus 0.14% with
                                no caps                               49,973,766
                24,245,000  FHLB, 5.25%, 4/25/02                      24,344,328
                25,000,000  FHLB, 6.88%, 7/15/02                      25,458,304
                20,000,000  FHLB, 2.20%, 1/28/03                      19,993,139
                20,000,000  FHLMC, 2.65%, 3/20/02                     20,000,000
                10,043,000  FHLMC, 5.50%, 5/15/02                     10,110,198
                16,000,000  FNMA, 6.75%, 8/15/02                      16,230,022
                40,000,000  FNMA, 2.25%, 1/28/03                      40,004,233
                50,000,000  SLMA, 2.25%, 11/25/02                     50,000,000
                25,000,000  SLMA, VRN, 2.02%, 3/5/02,
                                resets weekly off the 3-month
                                T-Bill rate plus 0.25% with
                                no caps                               25,000,000
                75,000,000  SLMA MTN, VRN, 1.75%,
                                3/5/02, resets weekly off the
                                3-month T-Bill rate plus 0.15%
                                with no caps                          74,989,201
                                                                  --------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    390,201,318
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 10.9%
                40,000,000  Bayerische Landesbank
                                Girozentrale, 4.39%, 4/11/02          39,997,360
                50,000,000  BNP Paribas, 1.72%, 3/11/02               50,000,000
                20,000,000  Credit Suisse First Boston Inc.,
                                1.81%, 5/22/02                        20,000,000
                10,000,000  Rabobank Nederland N.V.,
                                2.33%, 1/14/03                         9,997,456
                45,000,000  Toronto Dominion Bank, 1.91%,
                                6/5/02                                45,000,000
                40,000,000  UBS AG/Stamford Branch,
                                4.01%, 7/2/02                         39,997,305
               100,000,000  Westdeutsche Landesbank
                                Girozentrale, 2.12%-4.27%,
                                3/4/02-11/20/02                      100,000,192
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                        304,992,313
                                                                  --------------

CORPORATE BONDS -- 8.1%
                25,000,000  American Express Centurion
                                Bank, VRN, 1.81%, 3/18/02,
                                resets monthly off the 1-month
                                LIBOR plus 0.04% with
                                no caps                               25,000,000
                10,000,000  BankAmerica Corp., 7.20%,
                                9/15/02                               10,275,358
                10,000,000  BankAmerica Corp., 7.50%,
                                10/15/02                              10,333,130

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  45,000,000  Eli Lilly & Co., 4.70%, 3/22/02       $   45,000,000
                50,000,000  Paradigm Funding LLC, VRN,
                                1.81%, 3/15/02, resets
                                monthly off the 1-month
                                LIBOR plus 0.04% with
                                no caps                               50,000,000
                50,000,000  Transamerica Asset Funding
                                Corp., VRN, 1.97%, 5/1/02,
                                resets quarterly off the
                                3-month LIBOR plus 0.11%
                                with no caps (Acquired
                                11/9/99, Cost $50,000,000)(2)         50,000,000
                25,000,000  U.S. Bank NA Minnesota, VRN,
                                1.98%, 3/20/02, resets
                                monthly off the 1-month
                                LIBOR plus 0.125% with
                                no caps                               25,023,588
                10,000,000  Westdeutsche Landesbank
                                Girozentrale, VRN, 1.78%,
                                3/28/02, resets monthly off
                                the 1-month LIBOR minus
                                0.08% with no caps                     9,999,269
                                                                  --------------
TOTAL CORPORATE BONDS                                                225,631,345
                                                                  --------------

U.S. TREASURY SECURITIES -- 1.8%
                50,000,000  U.S. Treasury Notes, 6.375%,
                                4/30/02                               50,390,476
                                                                  --------------

MUNICIPAL SECURITIES -- 1.5%
                 9,800,000  Montgomery County
                                Redevelopment Auth.
                                Multifamily Housing Rev.,
                                Series 2001 A, (Kingswood
                                Apartments), VRDN, 1.90%,
                                3/7/02                                 9,800,000
                18,000,000  New York State Housing Finance
                                Agency Rev., (Worth Street-B),
                                VRDN, 1.95%, 3/6/02 (LOC:
                                Bayerische Hypo und
                                Vereinsbank AG)                       18,000,000
                 5,000,000  Omaha GO, (Riverfront
                                Redevelopment), VRDN,
                                1.97%, 3/6/02 (AMBAC)                  5,000,000
                10,540,000  Sacramento County Pension GO,
                                VRDN, 1.95%, 3/6/02 (LOC:
                                Bayerische Landesbank)                10,540,000
                                                                  --------------
TOTAL MUNICIPAL SECURITIES                                            43,340,000
                                                                  --------------

BANK NOTES -- 1.2%
                13,500,000  Donaldson Lufkin & Jenrette Inc.,
                                5.875%, 4/1/02                        13,538,572
                20,000,000  U.S. Bank NA Minnesota, 3.45%,
                                10/1/02                               20,000,000
                                                                  --------------
TOTAL BANK NOTES                                                      33,538,572
                                                                  --------------

See Notes to Financial Statements                 www.americancentury.com      5

Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 1.1%
             $  30,000,000  FFCB Discount Notes, 1.70%,
                                5/9/02(3)                         $   29,902,538
                                                                  --------------
TOTAL INVESTMENT SECURITIES -- 100.0%                             $2,797,714,931
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
February 28, 2002.

(1) The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28,
    2002, was $1,326,586,466 which represented 47.2% of net assets. Restricted securities considered illiquid represent 1.8% of net assets.

(3) The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase.

6      1-800-345-2021                          See Notes to Financial Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

FEBRUARY 28, 2002

ASSETS
Investment securities, at value (amortized cost and
  cost for federal income tax purposes) ......................... $2,797,714,931
Cash ............................................................      3,266,121
Receivable for capital shares sold ..............................         20,037
Interest receivable .............................................     10,594,217
Prepaid portfolio insurance .....................................        286,527
                                                                  --------------
                                                                   2,811,881,833
                                                                  --------------

LIABILITIES
Accrued management fees (Note 2) ................................      1,286,362
Distribution fees payable (Note 2) ..............................          2,585
Service fees payable (Note 2) ...................................          2,585
Dividends payable ...............................................         59,030
Payable for trustees' fees
  and expenses (Note 2) .........................................          8,186
                                                                  --------------
 ................................................................      1,358,748
                                                                  --------------
Net Assets ...................................................... $2,810,523,085
                                                                  ==============

NET ASSETS CONSIST OF:
Capital paid in ................................................  $2,810,523,085
                                                                  ==============

Investor Class
Net assets ...................................................... $2,796,913,671
Shares outstanding ..............................................  2,796,916,149
Net asset value per share .......................................          $1.00

Advisor Class
Net assets ......................................................    $13,609,414
Shares outstanding ..............................................     13,606,936
Net asset value per share .......................................          $1.00

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      7

Statement of Operations
--------------------------------------------------------------------------------

YEAR ENDED FEBRUARY 28, 2002

INVESTMENT INCOME
Income:
Interest ........................................................  $110,732,138
                                                                  --------------

Expenses (Note 2):
Management fees .................................................    17,510,553
Distribution fees -- Advisor Class ..............................        23,592
Service fees -- Advisor Class ...................................        23,592
Trustees' fees and expenses .....................................        91,167
Portfolio insurance .............................................       310,658
                                                                  --------------
                                                                     17,959,562
                                                                  --------------

Net investment income ...........................................    92,772,576
                                                                  --------------

Net realized gain ...............................................       456,732
                                                                  --------------

Net Increase in Net Assets
  Resulting from Operations .....................................   $93,229,308
                                                                  ==============

                                               See Notes to Financial Statements
8      1-800-345-2021                 See Glossary for a Definition of the Table

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED FEBRUARY 28, 2002 AND FEBRUARY 28, 2001

Decrease in Net Assets                                 2002           2001
----------------------                                 ----           ----

OPERATIONS
Net investment income ..........................   $92,772,576     $170,282,757
Net realized gain (loss) .......................       456,732          (23,295)
                                                 --------------   --------------
Net increase in net assets
  resulting from operations ....................    93,229,308      170,259,462
                                                 --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class ...............................   (92,517,082)    (169,947,513)
  Advisor Class ................................      (255,494)        (335,244)
From net realized gains:
  Investor Class ...............................       (76,566)             --
  Advisor Class ................................          (217)             --
                                                 --------------   --------------
Decrease in net assets
  from distributions ...........................   (92,849,359)    (170,282,757)
                                                 --------------   --------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net decrease in net assets from
  capital share transactions ...................   (73,516,135)     (42,941,116)
                                                 --------------   --------------

Net decrease in net assets .....................   (73,136,186)     (42,964,411)

NET ASSETS
Beginning of period ............................ 2,883,659,271    2,926,623,682
                                                 --------------   --------------
End of period ................................. $2,810,523,085   $2,883,659,271
                                                 ==============   ==============

See Notes to Financial Statements
See Glossary for a Definition of the Table        www.americancentury.com      9

Notes to Financial Statements
--------------------------------------------------------------------------------

FEBRUARY 28, 2002

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act.  The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America.
These policies may require the use of estimates by fund management.

    MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class, and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class had not commenced as of February 28, 2002.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS -- Distributions from net investment income  are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes.

    For the year ended February 28, 2002, distributions of $92,849,359 were paid and characterized as ordinary income for federal income tax purposes.

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended February 28, 2002, the effective annual management fee was 0.59% and 0.34% for the Investor Class and Advisor Class, respectively.

    DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively "the plans"), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class and C Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and
0.50%, respectively, and a service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares.

10      1-800-345-2021

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

FEBRUARY 28, 2002

2.  FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

    Fees incurred under the Advisor Class plan during the year ended February
28, 2002, are detailed in the Statement of Operations. No fees were incurred for the C Class because it had not commenced operations.

    MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA on a yearly basis, which are amortized daily over one year.

    RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the fund were as follows (unlimited number of
Shares authorized):

                                                   SHARES            AMOUNT
                                                   ------            ------
INVESTOR CLASS
Year ended February 28, 2002
Sold .......................................... 3,294,485,443    $3,294,485,443
Issued in reinvestment of distributions .......    90,184,664        90,184,664
Redeemed ..................................... (3,464,009,703)   (3,464,009,703)
                                               ---------------   ---------------
Net decrease .................................    (79,339,596)     $(79,339,596)
                                               ===============   ===============

Year ended February 28, 2001
Sold .........................................  4,239,389,088    $4,239,389,088
Issued in reinvestment of distributions ......    165,330,628       165,330,628
Redeemed ..................................... (4,450,645,562)   (4,450,645,562)
                                               ---------------   ---------------
Net decrease .................................    (45,925,846)     $(45,925,846)
                                               ===============   ===============

ADVISOR CLASS
Year ended February 28, 2002
Sold .........................................   19,506,528        $19,506,528
Issued in reinvestment of distributions ......      251,762            251,762
Redeemed .....................................  (13,934,829)       (13,934,829)
                                               ---------------   ---------------
Net increase .................................    5,823,461         $5,823,461
                                               ===============   ===============

Year ended February 28, 2001
Sold .........................................   13,440,723        $13,440,723
Issued in reinvestment of distributions ......      334,412            334,412
Redeemed .....................................  (10,790,405)       (10,790,405)
                                               ---------------   ---------------
Net increase                                      2,984,730         $2,984,730
                                               ===============   ===============

4.  SUBSEQUENT EVENT

    The fund's fiscal year end will be changed to March 31 from February 28 effective March 1, 2002.

                                                 www.americancentury.com      11

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                            Investor Class
                                        2002         2001        2000(1)       1999         1998
                                        ----         ----        -------       ----         ----
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ..............   $1.00        $1.00        $1.00        $1.00        $1.00
                                     ----------   ----------   ----------   ----------   ----------
Income From
Investment Operations
  Net Investment Income ............    0.03         0.06         0.05         0.05         0.05
                                     ----------   ----------   ----------   ----------   ----------
Distributions
  From Net Investment Income .......   (0.03)       (0.06)       (0.05)       (0.05)       (0.05)
                                     ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period .....   $1.00        $1.00        $1.00        $1.00        $1.00
                                     ==========   ==========   ==========   ==========   ==========
  Total Return(2) ..................    3.16%        6.05%        4.92%        5.07%        5.29%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ............    0.60%        0.60%        0.60%        0.58%        0.50%
Ratio of Operating Expenses
  to Average Net Assets
  (Before Expense Waiver) ..........    0.60%        0.60%        0.60%        0.60%        0.63%
Ratio of Net Investment Income
  to Average Net Assets ............    3.13%        5.88%        4.81%        4.91%        5.17%
Ratio of Net Investment Income
  to Average Net Assets
  (Before Expense Waiver) ..........    3.13%        5.88%        4.81%        4.89%        5.04%
Net Assets, End of Period
  (in thousands) ................. $2,796,914   $2,875,876   $2,921,825   $2,851,880   $1,417,311

(1) Year ended February 29, 2000.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                               See Notes to Financial Statements
12      1-800-345-2021                See Glossary for a Definition of the Table

Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                     Advisor Class
                                         2002       2001      2000(1)    1999(2)
                                         ----       ----      -------    -------
PER-SHARE DATA
Net Asset Value,
  Beginning of Period ................  $1.00      $1.00      $1.00      $1.00
                                       --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ..............   0.03       0.06       0.05       0.02
                                       --------   --------   --------   --------
Distributions
  From Net Investment Income .........  (0.03)     (0.06)     (0.05)     (0.02)
                                       --------   --------   --------   --------
Net Asset Value, End of Period .......  $1.00      $1.00      $1.00      $1.00
                                       ========   ========   ========   ========
  Total Return(3) ....................   2.90%      5.79%      4.66%      2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..............   0.85%      0.85%      0.85%    0.85%(4)
Ratio of Net Investment Income
  to Average Net Assets ..............   2.88%      5.63%      4.56%    4.53%(4)
Net Assets, End of Period
  (in thousands) ....................  $13,609     $7,784     $4,799     $3,215

(1) Year ended February 29, 2000.

(2) August 28, 1998 (commencement of sale) through February 28, 1999.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements
See Glossary for a Definition of the Table       www.americancentury.com      13

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the American Century Investment Trust and
Shareholders of the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments,  and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund (the
"Fund") at February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri
April 5, 2002

14      1-800-345-2021

Management
--------------------------------------------------------------------------------

    The individuals listed below serve as trustees or officers of the fund.
Those listed as interested  trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC)
or its wholly-owned subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

    The other trustees (more than two-thirds of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC.

    All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions  are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT (71)  1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (55)  1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to  present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel,  Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES (60)  1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 21
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (73)  1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 30
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972  to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (56)  1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 17
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software,  1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995  to present)
--------------------------------------------------------------------------------

                                                 www.americancentury.com      15

Management
--------------------------------------------------------------------------------
                                                                    (Continued)

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JAMES E. STOWERS III (42)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 76
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to  present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 38
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (46)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (55)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (45)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (43)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries  (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (35)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (37)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (34)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND:  Tax Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

16      1-800-345-2021

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

    Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

    INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

    ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

    C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00% for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class Shares are purchased. The total expense ratio of the C Class share is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

    No performance data are listed for C Class shares because no C Class shares had been sold as of February 28, 2002.

    Both classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      17

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

     The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's MONEY MARKET INSTRUMENT FUNDS category intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

*    A-1+:  extremely strong ability to meet financial obligations.

*    A-1:  strong ability to meet financial obligations.

*    A-2:  satisfactory ability to meet financial obligations.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they  are not absolute standards of quality.

[left margin]

INVESTMENT TEAM LEADERS
   Portfolio Manager
       DENISE TABACCO
   Credit Research Manager
       GREG AFIESH

18      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

*   CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

*   COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

*   RETURN (AVERAGE ANNUAL) -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial
Highlights" on pages 12-13.

*   RETURN (TOTAL) -- the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Farm Credit Bank and the Federal Home
Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

*   VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate
(LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not
"risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for  money market funds.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

*   YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are  consistent with your needs.

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable  foundation and generally lower volatility levels than  stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend- paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price- fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price- fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price- fluctuation risk.

FINANCIAL STATEMENTS

*   STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's ASSETS (such as securities, cash, and other  receivables) and LIABILITIES (money owed for securities  purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's NET ASSETS. The net assets divided by shares outstanding is the share price,  or NET ASSET VALUE PER SHARE. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

*   STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations.  In other words, it shows how much money the fund made or lost as a result of dividend AND/OR interest income, fees and expenses, and investment gains or losses.

*   STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the STATEMENT
OF OPERATIONS), income and capital gain distributions, and shareholder investments and redemptions.

*   FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and  portfolio turnover (a gauge of the fund's trading activity).

20      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities**             International Opportunities
   New Opportunities II            International Discovery**
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Treasury                        CA Intermediate-Term
   Ginnie Mae                         Tax-Free
   Inflation-Adjusted Bond         AZ Municipal Bond
   Limited-Term Bond               FL Municipal Bond
   Short-Term Government           Tax-Free Bond
   Short-Term Treasury             CA Limited-Term Tax-Free
                                   Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Government Bond                 CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Diversified Bond                CA Insured Tax-Free

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Prime Money Market              FL Municipal Money Market
   Government Agency               CA Municipal Money Market
      Money Market                 CA Tax-Free Money Market
   Capital Preservation            Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 60 mutual funds spanning the investment spectrum. We currently manage $85 billion for roughly 2 million individuals, institutions, and  corporations, and offer a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service, and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions over the Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0204                                 American Century Investment Services, Inc.
SH-ANN-29307S                     (c)2002 American Century Services Corporation